BLACKROCK FUNDS III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

(the “Funds”)

Supplement Dated March 5, 2014 to the

Prospectus for SL Agency Shares dated April 30, 2013

Effective March 6, 2014, the following changes are made to the Funds’ Prospectus for SL Agency Shares:

The ticker for the Fund is added to the cover of the Prospectus:

►	BlackRock Cash Funds: Institutional SL Agency: BISXX
►	BlackRock Cash Funds: Prime SL Agency: BIPXX

The first paragraph in the section entitled “Fund Overview — Key Facts About BlackRock Cash Funds: Institutional — Purchase and Sale of Shares” is deleted in its entirety and replaced with the following:

The minimum initial investment for SL Agency Shares of BlackRock Cash Funds: Institutional is $100 million, although the Fund may reduce or waive the minimum in some cases. You may purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, P.O. Box 5493, Boston, Massachusetts 02206.

The first paragraph in the section entitled “Fund Overview — Key Facts About BlackRock Cash Funds: Prime — Purchase and Sale of Shares” is deleted in its entirety and replaced with the following:

The minimum initial investment for SL Agency Shares of BlackRock Cash Funds: Prime is $100 million, although the Fund may reduce or waive the minimum in some cases. You may purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, P.O. Box 5493, Boston, Massachusetts 02206.

The first three paragraphs in the sections entitled “Account Information — Shareholder Information — Who is Eligible to Invest?” are deleted in their entirety and replaced with the following:

Currently, the only eligible investors for SL Agency Shares of each of BlackRock Cash Funds: Government and BlackRock Cash Funds: Treasury are investment companies for which (i) BFA, BTC, or an affiliate provide investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in such Funds. Please contact BTC or the Transfer Agent for more information.

The minimum initial investment amount for SL Agency Shares of each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Prime is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (“Shareholder Servicing Agent”) or the Transfer Agent for more information.

The Funds offer additional share classes with different expenses and expected returns, including share classes you may be eligible to purchase. Call 1-888-204-3956 (toll-free) for additional information.

In order to invest in SL Agency Shares of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Prime, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or the Transfer Agent and an account number assigned. You may be asked to provide information to verify your identity when opening an account. In order to invest in SL Agency Shares of BlackRock Cash Funds: Government and BlackRock Cash Funds: Treasury, a completed account application form must be submitted to, and processed by, BTC or the Transfer Agent and an account number assigned.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for SL Agency Shares that differ from those of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Prime, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

Immediately following the section “Account Information — Shareholder Information — How to Sell Shares?” the following new section is added:

Special Instructions for Direct Buyers of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Prime

A direct buyer who has established an account with BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Prime can add to or redeem from that account by phone or through the mail.

■	To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The Transfer Agent will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither the Transfer Agent nor the Funds may be held liable for acting on telephone instructions that the Transfer Agent reasonably believes to be valid. For redemptions, the Transfer Agent will wire proceeds directly to your designated bank account.[1]
■	To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 5493, Boston, Massachusetts 02206. Please include the Fund’s Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

State Street Bank and Trust Company

ABA # 011000028

Attn: Transfer Agent

Account # DDA 00330860

For Further Credit to: BlackRock Funds III

Shareholder Account Name:

Shareholder Account Number:

Fund Share Class Numbers:

1123 (BlackRock Cash Funds: Institutional — SL Agency Shares)

1293 (BlackRock Cash Funds: Prime — SL Agency Shares)

■	To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund’s Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.
■	A direct buyer can ask the Transfer Agent to wire proceeds directly to its designated bank account.[2]
■	When a direct buyer purchases Fund shares and then quickly redeems (e.g., redeems before clearance of the purchase check), the Fund may delay the payment of proceeds for up to ten days to ensure that purchase checks have cleared.

[1]	The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

[2]	To help prevent fraud, if you direct the sale proceeds to someone other than your account’s owner of record, to an address other than your account’s address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Transfer Agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

BlackRock currently does not intend to sell the SL Agency Shares to anyone other than investment companies for which (i) BlackRock Fund Advisors, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provide investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in SL Agency Shares of the Fund.

Shareholders should retain this Supplement for future reference.

PRO-CF-SLA-0314SUP